American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2020

Government Bond - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 43.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.5%
FHLMC, VRN, 3.13%, (1-year H15T1Y plus 2.25%), 9/1/35	336,836	356,292
FHLMC, VRN, 2.99%, (12-month LIBOR plus 1.87%), 7/1/36	263,424	278,257
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	542,467	573,194
FHLMC, VRN, 3.27%, (1-year H15T1Y plus 2.26%), 4/1/37	270,810	285,937
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.79%), 5/1/40	127,219	128,425
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	296,046	310,698
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	66,923	69,841
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	202,579	213,088
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	327,809	330,099
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.65%), 12/1/42	394,155	409,640
FHLMC, VRN, 2.16%, (12-month LIBOR plus 1.62%), 11/1/43	1,793,208	1,857,047
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	1,286,637	1,339,506
FHLMC, VRN, 3.20%, (12-month LIBOR plus 1.62%), 6/1/44	426,992	445,611
FHLMC, VRN, 2.41%, (12-month LIBOR plus 1.6%), 10/1/44	219,877	228,167
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	842,434	876,380
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.62%), 9/1/45	1,443,038	1,497,683
FNMA, VRN, 2.00%, (6-month LIBOR plus 1.57%), 6/1/35	362,298	375,768
FNMA, VRN, 2.02%, (6-month LIBOR plus 1.57%), 6/1/35	430,653	446,667
FNMA, VRN, 2.09%, (6-month LIBOR plus 1.57%), 6/1/35	366,757	380,385
FNMA, VRN, 2.12%, (6-month LIBOR plus 1.57%), 6/1/35	248,675	257,905
FNMA, VRN, 1.94%, (6-month LIBOR plus 1.54%), 9/1/35	498,690	518,319
FNMA, VRN, 3.93%, (12-month LIBOR plus 1.93%), 1/1/38	41,851	42,149
FNMA, VRN, 2.125%, (12-month LIBOR plus 1.75%), 11/1/39	395,920	408,275
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	92,026	95,832
FNMA, VRN, 3.77%, (12-month LIBOR plus 1.86%), 1/1/40	492,379	516,861
FNMA, VRN, 2.50%, (12-month LIBOR plus 1.75%), 7/1/41	62,829	62,845
FNMA, VRN, 3.08%, (12-month LIBOR plus 1.58%), 3/1/43	196,526	203,193
FNMA, VRN, 2.72%, (12-month LIBOR plus 1.60%), 3/1/45	1,158,393	1,199,884
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	244,453	252,981
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	1,231,512	1,276,913
FNMA, VRN, 2.86%, (12-month LIBOR plus 1.61%), 4/1/46	1,328,982	1,381,278
FNMA, VRN, 2.65%, (12-month LIBOR plus 1.61%), 5/1/46	1,305,029	1,354,578
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	716,047	747,327
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 4/1/47	1,073,934	1,121,525
FNMA, VRN, 2.87%, (12-month LIBOR plus 1.60%), 9/1/47	746,479	781,345
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/32	73,015	73,275
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/33	89,561	90,062
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 10/20/34	272,952	272,032
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 12/20/34	100,496	100,927
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 3/20/35	270,284	273,760
GNMA, VRN, 2.25%, (1-year H15T1Y plus 1.50%), 7/20/35	353,200	369,252
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 3/20/36	595,440	623,764
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/36	182,602	183,883
		22,610,850
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 40.7%
FHLMC, 5.00%, 5/1/23	301,725	318,115
FHLMC, 5.50%, 10/1/34	193,745	227,408
FHLMC, 5.50%, 4/1/38	1,273,188	1,496,863

FHLMC, 4.00%, 12/1/40	925,830	1,023,582
FHLMC, 3.00%, 2/1/43	5,234,279	5,582,322
FNMA, 6.50%, 3/1/32	43,334	49,908
FNMA, 7.00%, 6/1/32	57,053	67,705
FNMA, 6.50%, 8/1/32	48,090	54,875
FNMA, 5.50%, 7/1/33	321,600	374,260
FNMA, 5.00%, 11/1/33	1,906,970	2,205,135
FNMA, 6.00%, 12/1/33	998,767	1,194,110
FNMA, 3.50%, 3/1/34	936,657	1,008,501
FNMA, 5.50%, 8/1/34	1,293,593	1,511,700
FNMA, 5.50%, 9/1/34	130,205	145,796
FNMA, 5.50%, 10/1/34	891,122	1,046,762
FNMA, 5.00%, 8/1/35	236,172	274,681
FNMA, 5.50%, 1/1/36	1,423,770	1,672,374
FNMA, 5.00%, 2/1/36	135,182	157,159
FNMA, 5.50%, 4/1/36	338,832	398,365
FNMA, 5.00%, 5/1/36	539,631	627,411
FNMA, 5.50%, 12/1/36	188,015	221,099
FNMA, 5.50%, 2/1/37	798,424	938,961
FNMA, 6.50%, 8/1/37	49,247	57,121
FNMA, 6.00%, 9/1/37	262,731	310,745
FNMA, 6.00%, 11/1/37	1,387,771	1,643,951
FNMA, 4.50%, 2/1/39	577,479	646,036
FNMA, 4.50%, 4/1/39	422,922	478,395
FNMA, 4.50%, 5/1/39	1,097,975	1,241,851
FNMA, 6.50%, 5/1/39	956,929	1,121,659
FNMA, 4.50%, 10/1/39	1,896,012	2,146,845
FNMA, 4.50%, 3/1/40	2,779,623	3,121,708
FNMA, 4.00%, 10/1/40	2,015,807	2,263,634
FNMA, 4.50%, 11/1/40	1,860,507	2,089,446
FNMA, 4.50%, 6/1/41	2,087,824	2,344,865
FNMA, 4.00%, 8/1/41	1,710,014	1,901,074
FNMA, 4.50%, 9/1/41	971,181	1,091,388
FNMA, 3.50%, 10/1/41	1,751,401	1,881,426
FNMA, 4.00%, 12/1/41	4,191,070	4,620,020
FNMA, 3.50%, 5/1/42	1,496,509	1,627,876
FNMA, 3.50%, 6/1/42	1,352,786	1,478,673
FNMA, 3.50%, 9/1/42	1,061,896	1,153,501
FNMA, 3.50%, 12/1/42	2,682,501	2,917,979
FNMA, 3.50%, 11/1/45	1,407,154	1,502,094
FNMA, 3.50%, 11/1/45	1,425,375	1,521,616
FNMA, 4.00%, 11/1/45	1,702,588	1,848,330
FNMA, 4.00%, 2/1/46	3,206,643	3,486,741
FNMA, 3.50%, 3/1/46	2,112,977	2,268,068
FNMA, 4.00%, 4/1/46	5,308,862	5,746,096
FNMA, 3.50%, 5/1/46	1,987,687	2,123,153
FNMA, 3.00%, 11/1/46	16,343,367	17,262,067
FNMA, 3.50%, 2/1/47	5,147,841	5,574,617
FNMA, 6.50%, 8/1/47	17,899	19,476
FNMA, 6.50%, 9/1/47	36,111	39,161
FNMA, 6.50%, 9/1/47	1,741	1,891
FNMA, 6.50%, 9/1/47	19,061	20,658
FNMA, 3.50%, 3/1/48	4,645,517	4,923,466
FNMA, 3.00%, 4/1/48	10,077,136	10,860,453
FNMA, 6.00%, 4/1/48	307,381	334,969

FNMA, 4.00%, 8/1/48	4,313,765	4,611,146
FNMA, 3.50%, 5/1/49	7,174,648	7,579,708
FNMA, 3.50%, 7/1/49	1,924,923	2,033,829
FNMA, 3.00%, 12/1/49	10,338,116	10,862,675
FNMA, 3.00%, 3/1/50	3,832,875	4,024,405
FNMA, 3.00%, 6/1/50	2,261,010	2,372,274
FNMA, 3.00%, 6/1/50	2,324,803	2,439,209
FNMA, 3.00%, 6/1/50	20,434,863	21,520,242
FNMA, 3.00%, 6/1/50	20,092,804	21,219,121
FNMA, 3.00%, 8/1/50	7,413,223	7,774,326
GNMA, 2.00%, TBA	30,000,000	31,369,883
GNMA, 2.50%, TBA	37,700,000	39,904,585
GNMA, 5.50%, 12/20/38	754,555	883,775
GNMA, 6.00%, 1/20/39	216,847	251,696
GNMA, 5.00%, 3/20/39	1,123,522	1,285,374
GNMA, 5.50%, 3/20/39	430,108	503,764
GNMA, 5.50%, 4/20/39	748,691	871,780
GNMA, 4.50%, 1/15/40	547,142	609,504
GNMA, 4.00%, 11/20/40	2,815,235	3,114,539
GNMA, 4.00%, 12/15/40	646,891	706,575
GNMA, 4.50%, 7/20/41	2,528,558	2,817,710
GNMA, 3.50%, 6/20/42	3,756,954	4,086,756
GNMA, 3.50%, 7/20/42	2,884,912	3,143,586
GNMA, 4.50%, 8/20/42	2,264,524	2,522,562
GNMA, 4.00%, 9/20/45	3,255,219	3,570,980
GNMA, 3.50%, 4/20/46	1,691,872	1,828,608
GNMA, 2.50%, 6/20/46	5,194,809	5,543,023
GNMA, 2.50%, 7/20/46	6,885,631	7,357,623
GNMA, 3.00%, 4/20/50	5,106,704	5,341,764
UMBS, 2.00%, TBA	7,000,000	7,270,968
UMBS, 2.50%, TBA	31,500,000	33,202,928
UMBS, 3.50%, TBA	20,000,000	21,140,081
		374,033,140
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $386,179,569)		396,643,990
U.S. TREASURY SECURITIES AND EQUIVALENTS — 29.2%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,663,236
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	11,278,324
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,037,148
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	2,712,969
U.S. Treasury Bonds, 1.125%, 5/15/40(1)	1,200,000	1,138,125
U.S. Treasury Bonds, 1.125%, 8/15/40	600,000	567,281
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	493,633
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	2,351,109
U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	4,583,359
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	10,917,520
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	3,835,402
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,418,203
U.S. Treasury Bonds, 3.625%, 2/15/44	700,000	989,762
U.S. Treasury Bonds, 3.125%, 8/15/44	5,000,000	6,584,180
U.S. Treasury Bonds, 3.00%, 11/15/44	4,500,000	5,814,844
U.S. Treasury Bonds, 2.50%, 2/15/45	3,700,000	4,405,313
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	259,078
U.S. Treasury Bonds, 3.00%, 11/15/45	800,000	1,039,406
U.S. Treasury Bonds, 2.50%, 2/15/46	2,300,000	2,743,199

U.S. Treasury Bonds, 2.25%, 8/15/46	3,000,000	3,418,594
U.S. Treasury Bonds, 3.375%, 11/15/48	8,700,000	12,199,031
U.S. Treasury Bonds, 2.25%, 8/15/49	5,000,000	5,711,719
U.S. Treasury Bonds, 2.375%, 11/15/49	6,000,000	7,035,703
U.S. Treasury Bonds, 2.00%, 2/15/50	12,000,000	13,009,219
U.S. Treasury Bonds, 1.25%, 5/15/50	1,000,000	905,391
U.S. Treasury Bonds, 1.625%, 11/15/50	1,700,000	1,690,305
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	1,012,750	1,208,768
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	7,611,300	8,162,611
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	15,371,300	16,886,927
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	10,034,800	10,914,311
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	1,763,359	2,051,643
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	6,107,400	6,916,821
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	19,802,835	22,224,858
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,509,936
U.S. Treasury Notes, 0.125%, 10/31/22	5,000,000	5,000,977
U.S. Treasury Notes, 1.50%, 3/31/23(1)	2,000,000	2,061,016
U.S. Treasury Notes, 1.25%, 8/31/24	7,000,000	7,261,953
U.S. Treasury Notes, 1.625%, 2/15/26	1,500,000	1,595,508
U.S. Treasury Notes, 1.625%, 5/15/26	7,500,000	7,986,035
U.S. Treasury Notes, 1.375%, 8/31/26	8,000,000	8,414,375
U.S. Treasury Notes, 1.75%, 12/31/26	4,000,000	4,298,125
U.S. Treasury Notes, 1.50%, 1/31/27	6,000,000	6,358,828
U.S. Treasury Notes, 1.125%, 2/28/27	5,000,000	5,184,375
U.S. Treasury Notes, 0.50%, 8/31/27	5,500,000	5,464,980
U.S. Treasury Notes, VRN, 0.25%, (3-month USBMMY plus 0.15%), 1/31/22	15,000,000	15,016,419
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	10,000,000	10,009,241
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $250,469,387)		268,329,760
U.S. GOVERNMENT AGENCY SECURITIES — 21.8%
FHLB, 0.25%, 6/3/22	9,300,000	9,326,716
FHLB, 0.50%, 4/14/25	8,000,000	8,054,079
FHLB, 0.375%, 9/4/25	3,800,000	3,799,594
FHLB, 3.25%, 11/16/28	6,500,000	7,775,024
FHLMC, 0.375%, 4/20/23	8,000,000	8,041,787
FHLMC, 0.375%, 5/5/23	8,300,000	8,344,036
FHLMC, 0.25%, 6/26/23	10,000,000	10,023,556
FHLMC, 0.25%, 9/8/23	4,700,000	4,709,683
FHLMC, 0.125%, 10/16/23	3,800,000	3,798,175
FHLMC, 0.25%, 12/4/23	12,000,000	12,014,450
FHLMC, 0.375%, 7/21/25	3,000,000	3,002,294
FHLMC, 0.375%, 9/23/25	8,900,000	8,886,933
FNMA, 0.25%, 5/22/23	18,000,000	18,045,640
FNMA, 0.25%, 7/10/23	3,500,000	3,509,004
FNMA, 1.625%, 1/7/25	3,000,000	3,161,952
FNMA, 0.50%, 6/17/25	8,000,000	8,044,298
FNMA, 0.375%, 8/25/25	10,000,000	10,000,225
FNMA, 0.50%, 11/7/25	5,000,000	5,022,176
FNMA, 2.125%, 4/24/26	3,100,000	3,378,341
FNMA, 1.875%, 9/24/26	2,000,000	2,163,120
FNMA, 0.75%, 10/8/27	11,000,000	11,050,655
FNMA, 0.875%, 8/5/30	8,000,000	7,859,516
FNMA, 6.625%, 11/15/30	25,254,000	38,247,725

Tennessee Valley Authority, 0.75%, 5/15/25	1,500,000	1,519,556
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $193,706,775)		199,778,535
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.1%
U.S. Government Agency Collateralized Mortgage Obligations — 17.1%
FHLMC, Series 2812, Class MF, VRN, 0.61%, (1-month LIBOR plus 0.45%), 6/15/34	1,704,773	1,718,177
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	803,184	850,356
FHLMC, Series 3149, Class LF, VRN, 0.46%, (1-month LIBOR plus 0.30%), 5/15/36	4,260,186	4,213,227
FHLMC, Series 3153, Class FJ, VRN, 0.52%, (1-month LIBOR plus 0.38%), 5/15/36	1,397,225	1,388,086
FHLMC, Series 3397, Class GF, VRN, 0.66%, (1-month LIBOR plus 0.50%), 12/15/37	618,051	627,326
FHLMC, Series 3417, Class FA, VRN, 0.66%, (1-month LIBOR plus 0.50%), 11/15/37	1,133,455	1,146,160
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	6,434,961	6,763,976
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	2,199,666	2,256,108
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,699,049
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	16,482,300
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	9,361,317
FHLMC, Series K106, Class A2 SEQ, 2.07%, 1/25/30	10,000,000	10,819,957
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	6,498,628	6,539,814
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	3,342,328	3,410,532
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,505,734
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,241,113	6,682,281
FHLMC, Series KF32, Class A, VRN, 0.52%, (1-month LIBOR plus 0.37%), 5/25/24	894,587	897,409
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	10,597,442
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,745,460
FHLMC, Series KSG1, Class A1 SEQ, 0.80%, 5/25/30	8,989,999	9,012,972
FHLMC, Series Q009, Class A, VRN, 0.50%, (1-month LIBOR plus 0.35%), 4/25/24	3,853,061	3,850,699
FNMA, Series 2005-103, Class FP, VRN, 0.45%, (1-month LIBOR plus 0.30%), 10/25/35	1,529,534	1,537,856
FNMA, Series 2008-9, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 2/25/38	4,903,086	4,977,594
FNMA, Series 2009-89, Class FD, VRN, 0.75%, (1-month LIBOR plus 0.60%), 5/25/36	803,332	813,392
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	5,000,333	5,049,448
FNMA, Series 2016-11, Class FB, VRN, 0.70%, (1-month LIBOR plus 0.55%), 3/25/46	2,010,660	2,016,048
FNMA, Series 2016-M13, Class FA, VRN, 0.82%, (1-month LIBOR plus 0.67%), 11/25/23	623,069	626,547
FNMA, Series 2016-M2, Class FA, VRN, 0.99%, (1-month LIBOR plus 0.85%), 1/25/23	1,629,158	1,638,766
FNMA, Series 2017-46, Class JA SEQ, 3.50%, 1/25/43	1,758,152	1,799,307
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.48%, 12/25/26	9,000,000	9,847,080
GNMA, Series 2007-5, Class FA, VRN, 0.29%, (1-month LIBOR plus 0.14%), 2/20/37	456,019	454,722
GNMA, Series 2008-18, Class FH, VRN, 0.75%, (1-month LIBOR plus 0.60%), 2/20/38	821,548	821,778
GNMA, Series 2010-14, Class QF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 2/16/40	2,340,298	2,352,613
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	151,840	152,847
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $148,813,532)		156,656,380
MUNICIPAL SECURITIES — 1.5%
Cupertino Union School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,171,550
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/23, Prerefunded at 100% of Par(2)	4,000,000	4,380,920
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,616,800
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(2)	2,465,000	2,983,390
TOTAL MUNICIPAL SECURITIES (Cost $13,805,762)		14,152,660
TEMPORARY CASH INVESTMENTS(3) — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $8,188,677), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $8,021,696)		8,021,643
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $10,229,613), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $10,029,067)		10,029,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	507,996	507,996
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,558,639)		18,558,639
TOTAL INVESTMENT SECURITIES — 114.8% (Cost $1,011,533,664)		1,054,119,964
OTHER ASSETS AND LIABILITIES(4) — (14.8)%		(135,833,258)
TOTAL NET ASSETS — 100.0%		$918,286,706

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	16	March 2021	$2,771,000	$2,370

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	103	March 2021	$14,222,047	$(862)
U.S. Treasury 10-Year Ultra Notes	266	March 2021	41,591,594	(77,380)
U.S. Treasury 5-Year Notes	178	March 2021	22,457,203	(47,557)
			$78,270,844	$(125,799)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.87%	11/25/29	$1,500,000	$(459)	$37,910	$37,451
CPURNSA	Receive	2.14%	12/16/30	$2,000,000	519	12,643	13,162
					$60	$50,553	$50,613

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,015,019.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $251,014.
(4)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	396,643,990	—
U.S. Treasury Securities and Equivalents	—	268,329,760	—
U.S. Government Agency Securities	—	199,778,535	—
Collateralized Mortgage Obligations	—	156,656,380	—
Municipal Securities	—	14,152,660	—
Temporary Cash Investments	507,996	18,050,643	—
	507,996	1,053,611,968	—
Other Financial Instruments
Futures Contracts	2,370	—	—
Swap Agreements	—	50,613	—
	2,370	50,613	—
Liabilities
Other Financial Instruments
Futures Contracts	125,799	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.